Taxation, Deferred Tax Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Deferred tax assets [Abstract]
Deferred tax assets	$ 309.5	$ 309.3
Credited directly to equity	(1.5)	(7.6)
Debited to Other comprehensive income	6.2	13.0
Foreign exchange adjustment	0.2	0.3
Deferred tax assets	397.3	309.5
Jurisdictional offsetting	(397.3)	(309.5)
Deferred tax assets	0.0	0.0
IFRS 9 [Member]
Deferred tax assets [Abstract]
Impact of adoption of IFRS standard	0.0	4.4
HPE Software Business [Member]
Deferred tax assets [Abstract]
Deferred tax asset relating to other temporary differences	69.7	88.6
Tax Losses and Interest Restrictions [Member]
Deferred tax assets [Abstract]
Deferred tax assets	100.5	26.6
Credited directly to equity	0.0	0.0
Debited to Other comprehensive income	0.0	0.0
Foreign exchange adjustment	0.0	0.0
Deferred tax assets	133.5	100.5
Tax Losses and Interest Restrictions [Member] | IFRS 9 [Member]
Deferred tax assets [Abstract]
Impact of adoption of IFRS standard		0.0
Share Based Payments [Member]
Deferred tax assets [Abstract]
Deferred tax assets	5.0	17.4
Credited directly to equity	(1.5)	(7.6)
Debited to Other comprehensive income	0.0	0.0
Foreign exchange adjustment	0.0	0.3
Deferred tax assets	0.8	5.0
Share Based Payments [Member] | IFRS 9 [Member]
Deferred tax assets [Abstract]
Impact of adoption of IFRS standard		0.0
Deferred Revenue [Member]
Deferred tax assets [Abstract]
Deferred tax assets	108.6	119.9
Credited directly to equity	0.0	0.0
Debited to Other comprehensive income	0.0	0.0
Foreign exchange adjustment	0.0	0.0
Deferred tax assets	90.5	108.6
Deferred Revenue [Member] | IFRS 9 [Member]
Deferred tax assets [Abstract]
Impact of adoption of IFRS standard		0.0
Prepaid Royalty [Member]
Deferred tax assets [Abstract]
Deferred tax assets	0.0	41.9
Credited directly to equity		0.0
Debited to Other comprehensive income		0.0
Foreign exchange adjustment		0.0
Deferred tax assets		0.0
Prepaid Royalty [Member] | IFRS 9 [Member]
Deferred tax assets [Abstract]
Impact of adoption of IFRS standard		0.0
Tax Credits [Member]
Deferred tax assets [Abstract]
Deferred tax assets	6.8	29.7
Credited directly to equity	0.0	0.0
Debited to Other comprehensive income	0.0	0.0
Foreign exchange adjustment	0.0	0.0
Deferred tax assets	16.3	6.8
Tax Credits [Member] | IFRS 9 [Member]
Deferred tax assets [Abstract]
Impact of adoption of IFRS standard		0.0
Intangible Fixed Assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	0.0	3.0
Credited directly to equity	0.0	0.0
Debited to Other comprehensive income	0.0	0.0
Foreign exchange adjustment	(0.2)	0.0
Deferred tax assets	0.0	0.0
Intangible Fixed Assets [Member] | IFRS 9 [Member]
Deferred tax assets [Abstract]
Impact of adoption of IFRS standard		0.0
Other Temporary Differences [Member]
Deferred tax assets [Abstract]
Deferred tax assets	88.6	70.8
Credited directly to equity	0.0	0.0
Debited to Other comprehensive income	6.2	13.0
Foreign exchange adjustment	0.4	0.0
Deferred tax assets	69.7	88.6
Other Temporary Differences [Member] | IFRS 9 [Member]
Deferred tax assets [Abstract]
Impact of adoption of IFRS standard		4.4
Research and Development [Member]
Deferred tax assets [Abstract]
Deferred tax assets	0.0
Credited directly to equity	0.0
Debited to Other comprehensive income	0.0
Foreign exchange adjustment	0.0
Deferred tax assets	86.5	0.0
Continuing Operations [Member]
Deferred tax assets [Abstract]
Transferred from deferred tax liabilities	13.6
(Charged)/credited to Consolidated statement of comprehensive income	70.4	1.7
Continuing Operations [Member] | Tax Losses and Interest Restrictions [Member]
Deferred tax assets [Abstract]
Transferred from deferred tax liabilities	0.0
(Charged)/credited to Consolidated statement of comprehensive income	33.0	73.9
Continuing Operations [Member] | Share Based Payments [Member]
Deferred tax assets [Abstract]
Transferred from deferred tax liabilities	0.0
(Charged)/credited to Consolidated statement of comprehensive income	(2.7)	(5.1)
Continuing Operations [Member] | Deferred Revenue [Member]
Deferred tax assets [Abstract]
Transferred from deferred tax liabilities	0.0
(Charged)/credited to Consolidated statement of comprehensive income	(18.1)	(12.0)
Continuing Operations [Member] | Prepaid Royalty [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income		(41.9)
Continuing Operations [Member] | Tax Credits [Member]
Deferred tax assets [Abstract]
Transferred from deferred tax liabilities	0.0
(Charged)/credited to Consolidated statement of comprehensive income	9.5	(22.9)
Continuing Operations [Member] | Intangible Fixed Assets [Member]
Deferred tax assets [Abstract]
Transferred from deferred tax liabilities	0.0
(Charged)/credited to Consolidated statement of comprehensive income	0.2	(3.0)
Continuing Operations [Member] | Other Temporary Differences [Member]
Deferred tax assets [Abstract]
Transferred from deferred tax liabilities	0.0
(Charged)/credited to Consolidated statement of comprehensive income	(24.4)	12.7
Continuing Operations [Member] | Research and Development [Member]
Deferred tax assets [Abstract]
Transferred from deferred tax liabilities	13.6
(Charged)/credited to Consolidated statement of comprehensive income	72.9
Discontinued Operation [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	(1.1)	(11.6)
Discontinued Operation [Member] | Tax Losses and Interest Restrictions [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	0.0	0.0
Discontinued Operation [Member] | Share Based Payments [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	0.0	0.0
Discontinued Operation [Member] | Deferred Revenue [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	0.0	0.7
Discontinued Operation [Member] | Prepaid Royalty [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income		0.0
Discontinued Operation [Member] | Tax Credits [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	0.0	0.0
Discontinued Operation [Member] | Intangible Fixed Assets [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	0.0	0.0
Discontinued Operation [Member] | Other Temporary Differences [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	(1.1)	$ (12.3)
Discontinued Operation [Member] | Research and Development [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	$ 0.0